Equipment and Leasehold Improvements, Net	12 Months Ended
Sep. 30, 2013
Property Plant And Equipment [Abstract]
Equipment and Leasehold Improvements, Net

Note 8 — Equipment and Leasehold Improvements, Net

Components of equipment and leasehold improvements, net are:

	As of September 30,
	2013	2012
Computer equipment	$1,020,643	$967,381
Leasehold improvements	189,655	174,568
Furniture, fixtures and other	63,158	59,972

	1,273,456	1,201,921
Less accumulated depreciation	(997,912)	(924,014)

	$275,544	$277,907

Total depreciation expense on equipment and leasehold improvements for fiscal years 2013, 2012 and 2011, was $104,624, $107,470 and $113,910, respectively.

As of September 30, 2013 and 2012, the unamortized software assets developed for internal use were $68,255 and $57,960, respectively.